Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total
Balance at Dec. 31, 2009	$ 395,815,421	$ 4,093,056	$ 399,908,477
Balance (in units) at Dec. 31, 2009			13,841,108.731
Increase/(decrease) in Partners' Capital [Roll Forward]
Offering of Units	16,833,555	25,000	16,858,555
Offering of Units (in units)			595,887.019
Net Loss	(2,508,117)	(27,764)	(2,535,881)
Redemptions	(52,227,689)	(401,668)	(52,629,357)
Redemptions (in units)			(1,913,327.293)
Balance at Dec. 31, 2010	357,913,170	3,688,624	361,601,794
Balance (in units) at Dec. 31, 2010			12,523,668.457
Increase/(decrease) in Partners' Capital [Roll Forward]
Offering of Units	49,482,740	300,000	49,782,740
Offering of Units (in units)			1,823,883.717
Net Loss	(83,879,566)	(886,076)	(84,765,642)
Redemptions	(47,072,605)	0	(47,072,605)
Redemptions (in units)			(1,854,294.43)
Balance at Dec. 31, 2011	276,443,739	3,102,548	279,546,287
Balance (in units) at Dec. 31, 2011			12,493,257.744
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(28,408,388)	(322,583)	(28,730,971)
Redemptions	(59,524,050)	(399,993)	(59,924,043)
Redemptions (in units)			(2,798,920.393)
Offering of Units	15,421,746	0	15,421,746
Offering of Units (in units)			696,407.475
Balance at Dec. 31, 2012	$ 203,933,047	$ 2,379,972	$ 206,313,019
Balance (in units) at Dec. 31, 2012			10,390,744.826